Property, Plant and Equipment, Net (Details) - Schedule of Property, Plant and Equipment, Net ₨ in Millions, $ in Millions		Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		₨ 157,221	$ 1,912.8	₨ 142,352
Less: Accumulated depreciation		19,685	239.5	15,758
Less: Accumulated impairment		3,368	41.0	2,802
Property plant and equipment, Total		134,168	1,632.3	123,792
Property, plant and equipment, net		143,639	1,747.6	144,332
Plant and machinery (solar power plants) [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		₨ 150,631	$ 1,832.7	135,580
Plant and machinery (solar power plants) [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life (Years)		25 years	25 years
Plant and machinery (solar power plants) [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life (Years)		35 years	35 years
Leasehold improvements — solar power plant [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		₨ 6,091	$ 74.1	6,297
Leasehold improvements — solar power plant [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life (Years)		25 years	25 years
Leasehold improvements — solar power plant [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life (Years)		35 years	35 years
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life (Years)		5 years	5 years
Property, plant and equipment, gross		₨ 10	$ 0.1	13
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life (Years)		5 years	5 years
Property, plant and equipment, gross		₨ 88	$ 1.1	83
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		₨ 135	$ 1.6	125
Office equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life (Years)		1 year	1 year
Office equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life (Years)		5 years	5 years
Computers [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life (Years)		3 years	3 years
Property, plant and equipment, gross		₨ 114	$ 1.4	102
Leasehold improvements — office [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		₨ 152	$ 1.8	152
Leasehold improvements — office [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life (Years)		1 year	1 year
Leasehold improvements — office [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life (Years)		3 years	3 years
Freehold land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	[1]	₨ 3,748	$ 45.6	3,224
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net		₨ 5,723	$ 69.7	₨ 17,316

[1]	Also see note 27. “Whistle-blower Allegations and Special Committee Investigation” for adjustment towards payment made to land aggregators.